Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
Albemarle Corporation Retirement Savings Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Party-in-Interest Transactions:
The applicable fiduciaries are not aware of any transaction between the Plan and a party-in-interest (as defined by ERISA) or disqualified person (as defined in the Code) to the Plan (1) which is prohibited under the fiduciary responsibility provisions of ERISA or the prohibited transaction provisions of the Code, or (2) which has not been exempted from such prohibitions pursuant to a class exemption issued by the Department of Labor.

One Plan investment is managed by Bank of America, the Trustee of the Plan. For the year ended December 31, 2025, participants had cash held in the Merrill Lynch Bank Deposit Program, an interest-bearing cash account. As of December 31, 2025, there was a minimal balance in this account.

Participants also have the option of investing in the Albemarle Stock Fund. Purchases of 105,083 shares of the Albemarle Stock Fund totaled $7,794,602 for the year ended December 31, 2025. Distributions made in and sales of 296,238 shares of the Albemarle Stock Fund totaled $24,667,218 for the year ended December 31, 2025. Participant loans also qualify as party-in-interest transactions.
These transactions qualify as exempt party-in-interest transactions under ERISA. They are not, however, prohibited